Income Taxes - Schedule of Income (Loss) Before Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States					$ (223,032,000)	$ (325,280,000)	$ (197,191,000)
Foreign					19,000	(7,000)	56,000
Loss before income taxes	$ (38,758,000)	$ (32,336,000)	$ (60,099,000)	$ (83,364,000)	$ (223,013,000)	$ (325,287,000)	$ (197,135,000)